Schedule H, Line 4a - Schedule of Participant Contributions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Number	007
EBP 007 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Asset Held For Investment Participant Loan After Deemed Distribution	$ 28,179,646
EBP, Assets Held for Investment Subtotal	$ 2,269,307,939